Share-Based Compensation - Movements of share options under the Koolearn Pre IPO Share Option Scheme (Detail) - Kooleam pre ipo share option scheme [Member] - $ / shares	12 Months Ended
	May 31, 2022	May 31, 2021
Number of share options outstanding, Beginning balance	36,902,985	39,251,485
Number of share options, Forfeited	(837,500)	(680,500)
Number of share options, Exercised	(153,500)	(1,668,000)
Number of share options outstanding, Ending balance	35,911,985	36,902,985
Weighted average exercise prices, Options outstanding, Beginning balance	$ 1.13	$ 1.13
Weighted average exercise prices, Options, Forfeited	1.13	1.13
Weighted average exercise prices, Exercised	1.13	1.13
Weighted average exercise prices, Options outstanding, Ending balance	$ 1.13	$ 1.13